Consolidated Balance Sheets (Parenthetical) - shares	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Statement of Financial Position [Abstract]
Common shares, authorized	Unlimited	Unlimited
Common shares, issued	33,092,665	23,678,105
Common shares, outstanding	33,092,665	23,678,105